S000060168 [Member] Investment Strategy - Baron Durable Advantage Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is a diversified fund that, under normal circumstances, invests primarily in equity securities of U.S. large-sized companies. The Adviser defines large‑sized companies as those, at the time of purchase, with market capitalizations no smaller than the top 90th percentile by total market capitalization of the S&P 500 Index at June 30, or companies with market capitalizations above $10 billion, whichever is smaller. The Adviser seeks to invest primarily in what it believes are well-managed, competitively advantaged businesses that generate significant excess free cash flow that is consistently returned to shareholders in the form of stock buybacks and/or dividends.